Income tax (Details 5) $ in Millions	Jun. 30, 2019 ARS ($)
Income Tax [Abstract]
2020	$ 46
2021	25
2022	52
2023	85
2024	248
Subtotal	456
Do not expire	4,425
Total	$ 4,881